INCOME TAXES (Schedule of Income Tax Benefit (Provision)) (Details) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2015	Mar. 31, 2014	Dec. 31, 2014	Dec. 31, 2013
INCOME TAXES [Abstract]
Current			$ (1,582,000)	$ (1,345,000)
Deferred			(211,000)	(370,000)
Change in valuation allowance			$ 1,793,000	$ 1,715,000
Total